Note 3 - Summary of Significant Accounting Policies (Details Textual) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 12, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 16, 2016
Private Placement [Member] | Series B Preferred Stock [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Issued	127,346
Private Placement [Member] | Series B Preferred Stock [Member] | Strategic Bio Partners [Member] | Debt Settlement [Member]
Class of Warrant or Right, Issued	295,945
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					6,418,887	4,801,112	5,111,111	4,371,111
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					2,796,929	0
Goodwill, Fair Value Disclosure									$ 0
Fair Value Assumptions, Expected Dividend Rate					0.00%
Derivative, Gain (Loss) on Derivative, Net		$ (938)			$ (29,332)
Goodwill, Impairment Loss					$ 404,169
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					9,215,816	4,801,112